SUBSEQUENT EVENTS (Narrative) (Details) - shares		1 Months Ended	6 Months Ended
	Mar. 06, 2022	Jun. 30, 2022	Jun. 30, 2022	Nov. 14, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Common stock, shares outstanding					111,125,405	31,549,132	26,109,483
Subsequent Event [Member]
Business Acquisition [Line Items]
Common stock, shares outstanding				112,033,909
Manuka Ltd [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired		89.00%	89.00%
Manuka Ltd [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired	89.00%
Share Exchange Agreement [Member] | Manuka Ltd [Member]
Business Acquisition [Line Items]
Issuance of shares, shares		33,791,641
Percentage of outstanding shares acquired		100.00%	100.00%
Share Exchange Agreement [Member] | Manuka Ltd [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Issuance of shares, shares	33,791,641		33,791,641
Percentage of outstanding shares acquired		100.00%	100.00%
Share Exchange Agreement [Member] | Manuka Ltd [Member] | Preferred Stock D [Member]
Business Acquisition [Line Items]
Issuance of shares, shares		110,000
Preferred D shares, convertible into common stock		66,000,000
Share Exchange Agreement [Member] | Manuka Ltd [Member] | Preferred Stock D [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Issuance of shares, shares	110,000		110,000
Preferred D shares, convertible into common stock	66,000,000		66,000,000